OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Other Accounts Receivable And Prepaid Expenses [Line Items]
Prepaid expenses		$ 622	$ 159
Government authorities		22	33
Deferred costs	[1]	291	94
Prepaid Expense and Other Assets, Current		$ 935	$ 286

[1]	Inventory delivered to customers for which revenue criteria have not been met.